Long-Term Loans - Schedule of Long-Term Loans (Details)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Schedule of Long-Term Loans [Line Items]
long-term loan Amount	$ 4,074,733	$ 2,096,974	¥ 29,742,698	¥ 14,888,312
Current portion of long-term loans	(161,529)	(225,383)	(1,179,047)	(1,600,200)
Total	3,913,204	1,871,591	28,563,651	13,288,112
WeBank Shenzhen [Member]
Schedule of Long-Term Loans [Line Items]
long-term loan Amount	$ 5,219	$ 43,626	¥ 38,095	¥ 309,740
long-term loan Issuance Date	Apr. 27, 2023	Jan. 17, 2023
long-term loan Expiration Date	Apr. 27, 2025	Jan. 23, 2025
long-term loan Interest	6.6528%	7.92%	6.6528%	7.92%
WeBank Shenzhen [Member]
Schedule of Long-Term Loans [Line Items]
long-term loan Amount	$ 21,311	$ 21,462	¥ 155,556	¥ 152,381
long-term loan Issuance Date	Feb. 26, 2024	Apr. 27, 2023
long-term loan Expiration Date	Feb. 23, 2026	Apr. 23, 2025
long-term loan Interest	6.876%	6.6528%	6.876%	6.6528%
WeBank Shenzhen [Member]
Schedule of Long-Term Loans [Line Items]
long-term loan Amount	$ 29,357	$ 38,230	¥ 214,286	¥ 271,429
long-term loan Issuance Date	Mar. 29, 2024	Jul. 26, 2023
long-term loan Expiration Date	Mar. 23, 2026	Jul. 23, 2025
long-term loan Interest	6.876%	7.4844%	6.876%	7.4844%
WeBank Shenzhen [Member]
Schedule of Long-Term Loans [Line Items]
long-term loan Amount	$ 123,952	$ 38,230	¥ 904,762	¥ 271,429
long-term loan Issuance Date	Jul. 29, 2024	Jul. 26, 2023
long-term loan Expiration Date	Jul. 23, 2026	Jul. 23, 2025
long-term loan Interest	6.04%	7.4844%	6.04%	7.4844%
WeBank Shenzhen [Member]
Schedule of Long-Term Loans [Line Items]
long-term loan Amount	$ 136,999	$ 38,230	¥ 1,000,000	¥ 271,429
long-term loan Issuance Date	Sep. 11, 2024	Jul. 31, 2023
long-term loan Expiration Date	Sep. 23, 2026	Jul. 23, 2025
long-term loan Interest	5.83%	7.2954%	5.83%	7.2954%
WeBank Shenzhen [Member]
Schedule of Long-Term Loans [Line Items]
long-term loan Amount	$ 38,360	$ 38,230	¥ 280,000	¥ 271,429
long-term loan Issuance Date	Sep. 11, 2024	Jul. 31, 2023
long-term loan Expiration Date	Sep. 23, 2026	Jul. 23, 2025
long-term loan Interest	5.83%	7.2954%	5.83%	7.2954%
WeBank Shenzhen [Member]
Schedule of Long-Term Loans [Line Items]
long-term loan Amount	$ 27,400	$ 26,828	¥ 200,000	¥ 190,476
long-term loan Issuance Date	Nov. 04, 2024	Sep. 05, 2023
long-term loan Expiration Date	Oct. 23, 2026	Aug. 23, 2025
long-term loan Interest	5.83%	7.2198%	5.83%	7.2198%
Longwan Rural Commercial Bank [Member]
Schedule of Long-Term Loans [Line Items]
long-term loan Amount	$ 164,399	$ 169,016	¥ 1,200,000	¥ 1,200,000
long-term loan Issuance Date	Jun. 05, 2023	Jun. 05, 2023
long-term loan Expiration Date	May 30, 2026	May 30, 2026
long-term loan Interest	6.60%	6.60%	6.60%	6.60%
Longwan Rural Commercial Bank [Member]
Schedule of Long-Term Loans [Line Items]
long-term loan Amount	$ 239,749	$ 246,482	¥ 1,750,000	¥ 1,750,000
long-term loan Issuance Date	Jun. 05, 2023	Jun. 05, 2023
long-term loan Expiration Date	May 30, 2026	May 30, 2026
long-term loan Interest	6.60%	6.60%	6.60%	6.60%
Minsheng Bank [Member]
Schedule of Long-Term Loans [Line Items]
long-term loan Amount	$ 1,369,994	$ 1,338,047	¥ 10,000,000	¥ 9,500,000
long-term loan Issuance Date	Aug. 06, 2024	Jul. 11, 2023
long-term loan Expiration Date	Jul. 15, 2027	Jul. 03, 2026
long-term loan Interest	3.50%	4.00%	3.50%	4.00%
Minsheng Bank [Member]
Schedule of Long-Term Loans [Line Items]
long-term loan Amount	$ 684,997		¥ 5,000,000
long-term loan Issuance Date	Aug. 13, 2024
long-term loan Expiration Date	Jul. 15, 2027
long-term loan Interest	3.50%		3.50%
Minsheng Bank [Member]
Schedule of Long-Term Loans [Line Items]
long-term loan Amount	$ 1,232,995		¥ 9,000,000
long-term loan Issuance Date	Aug. 16, 2024
long-term loan Expiration Date	Jul. 15, 2027
long-term loan Interest	3.50%		3.50%
WeBank Shenzhen [Member]
Schedule of Long-Term Loans [Line Items]
long-term loan Amount		$ 70,424		¥ 500,000
long-term loan Issuance Date		Sep. 12, 2023
long-term loan Expiration Date		Sep. 23, 2025
long-term loan Interest		7.2198%		7.2198%
WeBank Shenzhen [Member]
Schedule of Long-Term Loans [Line Items]
long-term loan Amount		$ 28,169		¥ 200,000
long-term loan Issuance Date		Sep. 27, 2023
long-term loan Expiration Date		Sep. 23, 2025
long-term loan Interest		7.5636%		7.5636%